Consolidated Statements Of Cash Flow (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Shares repurchased under the share repurchase program, value	[1]	$ 97,396	$ 32,648	$ 43,579
As Acquired [Member] | GE Capital Member [Member]
Loans acquired		537,400
Stock Repurchase Authorization
Shares repurchased under the share repurchase program, value		$ 93,500	$ 28,400	$ 38,500

[1]	2016 , 2015 and 2014 include $ 93 . 5 million , $ 28.4 million and $ 38.5 million, respectively, repurchased under share repurchase programs.